
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                                File No. 2-87910
                                                               File No. 811-3910

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]

         Pre-Effective Amendment No.                                     [ ]
                                                  ---------
         Post-Effective Amendment No.                39                  [X]
                                                  ---------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]

         Amendment No.                               40
                                                  ---------


                             VOYAGEUR TAX FREE FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

   2005 Market Street, Philadelphia, Pennsylvania               19103-7094
--------------------------------------------------------------------------------
      (Address of Principal Executive Offices)                   (Zip Code)

Registrant's Telephone Number, including Area Code:              (800) 523-1918
                                                                 --------------
      Richelle S. Maestro, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           December 3, 2004
                                                               -----------------

It is proposed that this filing will become effective:

            Immediately upon filing pursuant to paragraph (b)
-----------

     X      on December 3, 2004 pursuant to paragraph (b)
-----------

            60 days after filing pursuant to paragraph (a) (1)
-----------
            on (date) pursuant to paragraph (a)(1)
-----------
            75 days after filing pursuant to paragraph (a) (2)
-----------
            on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:

___________  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                 C O N T E N T S


This Post-Effective Amendment No. 39 to Registration File No. 2-87910 includes the following:


         1. Facing Page

         2. Contents Page

         3. Part A - Prospectus (1)

         4. Part B - Statement of Additional Information (1)

         5. Part C - Other Information (2)

         6. Signatures


This Post-Effective Amendment relates to the Registrant's one series of shares and its classes: Delaware Tax-Free Minnesota Fund - Delaware Tax-Free Minnesota Fund A Class, Delaware Tax-Free Minnesota Fund B Class and Delaware Tax-Free Minnesota Fund C Class.

         (1) The Registrant's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 29 to the Registration Statement of Voyageur Mutual Funds filed December 3, 2004.

         (2) Items 25(a) and 26 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 29 to the Registration Statement of Voyageur Mutual Funds filed December 30, 2004.

                                     PART C
                                OTHER INFORMATION


Item 22. Exhibits

                  (a)      Agreement and Declaration of Trust.

                           (1) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

                           (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

                  (b) By-Laws. Amended and Restated By-Laws (August 19, 2004)
                      attached as Exhibit.

                  (c) Copies of All Instruments Defining the Rights of Holders.

                           (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

                           (2) By-Laws. Article II of By-Laws attached as Exhibit (b).

                  (d) Investment Management Agreement. Investment Management Agreement (November 1, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed October 30, 2000.

                  (e)      (1) Distribution Agreement.

                                    (i)     Executed Distribution Agreement
                                            (April 19, 2001) between Delaware
                                            Distributors, L.P. and the
                                            Registrant on behalf of each Fund
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 36 filed October 31,
                                            2001.

                                    (ii)    Executed Second Amended and Restated
                                            Financial Intermediary Distribution
                                            Agreement (August 21, 2003) between
                                            Delaware Distributors, L.P. and
                                            Lincoln Financial Distributors, Inc.
                                            on behalf of the Registrant
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 38 filed October 31,
                                            2003.

                           (2) Dealer's Agreement. Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed November 18, 2002.

                           (3) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement (November
                                    2000) incorporated into this filing by
                                    reference to Post-Effective Amendment No. 37 filed November 18, 2002.

                           (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed November 18, 2002.

                           (5) Bank/Trust Agreement. Bank/Trust Agreement (August 2004) attached as Exhibit.

                  (f)      Inapplicable.

                  (g)      Custodian Agreement.

                           (1) Executed Amended and Restated Mutual Fund Custody and Services Agreement (May 2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 37 filed November 18, 2002.

                           (2) Executed Amendment (November 28, 2003) to the Amended and Restated Mutual Fund Custody and Services Agreement attached as Exhibit.

                  (h)      Other Material Contracts.

                           (1) Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2001.

                                    (i)     Executed Schedule B (September 1,
                                            2004) to Shareholder Services
                                            Agreement attached as Exhibit.

                                    (ii)    Executed Amendment Letter (August
                                            23, 2002) to Shareholder Services
                                            Agreement incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 38
                                            filed October 31, 2003.

                           (2) Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

                                    (i)     Executed Schedule B (May 16, 2002)
                                            to Fund Accounting Agreement
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 37 filed November 18,
                                            2002.

                                    (ii)    Executed Amendment No. 27 to
                                            Schedule A (October 1, 2003) to
                                            Delaware Family of Funds Fund
                                            Accounting Agreement incorporated
                                            into this filing by reference to
                                            Post-Effective Amendment No. 38
                                            filed October 31, 2003.

                  (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

                  (j) Consent of Independent Registered Accounting Firm. Attached as Exhibit.

                  (k)      Inapplicable.

                  (l) Letter of Investment Intent. Incorporated into this filing by reference to Form N-1 filed on November 14, 1983.

                  (m) Plans under Rule 12b-1. Plan under Rule 12b-1 for Class A, B and C Shares incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2001.

                  (n)      Plan under Rule 18f-3. Plan under Rule 18f-3 (May 1,
                           2003) attached as Exhibit.

                  (o)      Inapplicable.

                  (p) Codes of Ethics.

                           (1) Code of Ethics for the Delaware Investments Family of Funds attached as Exhibit.

                           (2) Code of Ethics for Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P. attached as Exhibit.

                           (3) Code of Ethics for Lincoln Financial Distributors, Inc. attached as Exhibit.

                  (q) Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 38 filed October 31, 2003.

Item 23. Persons Controlled by or under Common Control with Registrant.  None.

Item 24. Indemnification.  Article VI of the By-Laws attached as Exhibit (b).

Item 25. Business and Other Connections of Investment Adviser.
         Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.). In addition, certain officers of the Manager also serve as Trustees/Directors of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 26 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

         (a). Incorporated into this filing by reference to Post-Effective Amendment No. 29 to the Registration Statement of Voyageur Mutual Funds filed November 30, 2004.

Item 26. Principal Underwriters. Incorporated into this filing by reference to Post-Effective Amendment No. 29 to the Registration Statement of Voyageur Mutual Funds filed November 30, 2004.

Item 27. Location of Accounts and Records. All accounts and records are maintained at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 28. Management Services.  None.

Item 29. Undertakings.  Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 24th day of November, 2004.

                                               VOYAGEUR TAX FREE FUNDS

                                               By:     Jude T. Driscoll
                                                   ----------------------------
                                                       Jude T. Driscoll
                                                           Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                                        Title                                                            Date
---------                                        -----                                                      ------------------


Jude T. Driscoll                                 Chairman/President/Chief Executive Vice                    November 24, 2004
--------------------------------------           President (Principal Executive Officer)
Jude T. Driscoll

                                    *            Trustee                                                    November 24, 2004
--------------------------------------
Walter P. Babich

                                    *            Trustee                                                    November 24, 2004
--------------------------------------
John H. Durham

                                    *            Trustee                                                    November 24, 2004
--------------------------------------
Anthony D. Knerr

                                    *            Trustee                                                    November 24, 2004
--------------------------------------
Ann R. Leven

                                    *            Trustee                                                    November 24, 2004
--------------------------------------
Thomas F. Madison

                                    *            Trustee                                                    November 24, 2004
--------------------------------------
Janet L. Yeomans

                                    *            Executive Vice President/Chief Financial Officer           November 24, 2004
--------------------------------------           (Principal Financial Officer)
Joseph H. Hastings



                         *By:   Jude T. Driscoll
                             -------------------------
                                Jude T. Driscoll
                             As Attorney-in-Fact for
                          each of the persons indicated



                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    EXHIBITS
                                       TO
                                    FORM N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.       Exhibit
----------        -------
EX-99.B           Amended and Restated By-Laws (August 19, 2004)

EX-99.E5          Bank/Trust Agreement (August 2004)

EX-99.G2 Executed Amendment (November 28, 2003) to the Amended and Restated Mutual Fund Custody and Services Agreement

EX-99.H1(i)       Executed Schedule B (September 1, 2004) to Shareholder
                  Services Agreement

EX-99.J           Consent of Registered Public Accounting Firm

EX-99.P1          Code of Ethics for the Delaware Investments Family of Funds

EX-99.P2 Code of Ethics for Delaware Management Company (a series of Delaware Management Business Trust) and Delaware
                   Distributors, L.P.

EX-99.P3          Code of Ethics for Lincoln Financial Distributors, Inc.